Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Finite-Lived Intangible Assets (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Expected life of the intangible asset	6 years 10 months 24 days	54 months 24 days
Minimum
Finite-Lived Intangible Assets [Line Items]
Expected life of the intangible asset	3 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Expected life of the intangible asset	10 years
Brands | Minimum
Finite-Lived Intangible Assets [Line Items]
Expected life of the intangible asset	3 years
Brands | Maximum
Finite-Lived Intangible Assets [Line Items]
Expected life of the intangible asset	14 years
Computer Software
Finite-Lived Intangible Assets [Line Items]
Expected life of the intangible asset	3 years	3 years
Computer Software | Minimum
Finite-Lived Intangible Assets [Line Items]
Expected life of the intangible asset	3 years
Computer Software | Maximum
Finite-Lived Intangible Assets [Line Items]
Expected life of the intangible asset	10 years
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Expected life of the intangible asset	10 years	7 years
Customer Relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Expected life of the intangible asset	2 years
Customer Relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Expected life of the intangible asset	20 years